Intangible Assets Acquired (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 667	$ 3,026
Weighted Average Life (years)	5 years	10 years
Technology-based
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	539	1,548
Weighted Average Life (years)	4 years	7 years
Marketing-related
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	39	1,249
Weighted Average Life (years)	7 years	15 years
Contract-based
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	0	115
Weighted Average Life (years)		7 years
Customer-related
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 89	$ 114
Weighted Average Life (years)	6 years	5 years